TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information

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Transamerica Core Bond

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Core Bond under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:
Richard Figuly	Portfolio Manager	since 2016
Barbra Miller	Portfolio Manager	since 2015
Justin Rucker	Portfolio Manager	since 2019

Effective immediately, the following replaces the information in the Prospectus relating to Transamerica Core Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Core Bond

Name	Sub-Adviser	Positions Over Past Five Years
Richard Figuly	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2016; Employee of J.P. Morgan Investment Management Inc. since 1993; Managing Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team

Barbara Miller	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2015; Employee of J.P. Morgan Investment Management Inc. since 1994; Managing Director; Portfolio Manager and Head of the U.S Value Driven Fixed Income Team. Senior Location Officer of the Global Fixed Income, Currency & Commodities Group

Justin Rucker	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2019; Employee of J.P. Morgan Investment Management Inc. since 2006; Executive Director; Member of the Global Fixed Income, Currency &Commodities Group and Portfolio Manager for the U.S. Value Driven Team

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JPMorgan”)”:

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Transamerica Core Bond

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Richard Figuly	20	$61.04 billion	14	$5.35 billion	16	$7.26 billion
Barbara Miller	13	$42.23 billion	2	$10.76 billion	7	$148 million
Justin Rucker**	2	$1.23 billion	0	$0	28	$9.25 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Richard Figuly	0	$0	0	$0	1	$1.06 billion
Barbara Miller	0	$0	0	$0	0	$0
Justin Rucker**	0	$0	0	$0	0	$0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	as of February 28, 2019

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Investors Should Retain this Supplement for Future Reference

May 1, 2019